Stock-based Payments - Additional Information (Detail) - CAD ($)		12 Months Ended
	Jun. 28, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of maximum number of options that may be granted relative to total common shares outstanding	10.00%
Weighted average share price		$ 3.66	$ 0.52
Vesting description		These options shall expire at the earlier of 180 days of the death, disability or incapacity of the holder or five years after the date of issue, and can only be settled in equity.
Options expire period		5 years
Weighted average exercise price of options outstanding		$ 2.05	1.10
Weighted average exercise price of options exercisable		1.71	1.09
Stock-based compensation		$ 1,862,000	$ 307,000
Death, disability and Incapacity of Holder [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options expire period		180 days